LEASE - Lease expenses recognized in statement of operations and supplemental cash flow information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
LEASE
Operating lease expenses - third party	$ 139,660	$ 22,276	$ 43,691	$ 41,908
Short-term lease	24,583			1,629
Cash paid for operating leases	1,291,660	$ 21,840	$ 43,691	41,744
Right-of-use assets increased during the period	$ 1,280,000			$ 94,687